Accounts payable from acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Account payable from acquisition of subsidiaries
Changes in accounts payable from acquisition of subsidiaries

	2021	2020	2019

As at January 1,	274,861	379,540	458,535
Accrued Interest	40,405	34,809	44,143
Payment of principal	(127,804)	(117,248)	(107,988)
Payment of interests	(37,697)	(22,240)	(15,150)
As at December 31,	149,765	274,861	379,540

Current	149,765	134,988	123,310
Non-current	-	139,873	335,225